Related party transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Related Party Transaction, Amounts of Transaction	$ 0	$ 0	$ 0